Cover	Mar. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 07, 2024
Entity Registrant Name	Potbelly Corporation
City Area Code	(312)
Local Phone Number	951-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	PBPB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001195734
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.01 par value
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4466837
Entity File Number	001-36104
Entity Address, Address Line One	111 N. Canal Street, Suite 325
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Entity Address, State or Province	Chicago